UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21259

    GMAM Absolute Return Strategies Fund, LLC

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 15th Floor

                         New York, NY 10153

(Address of principal executive offices) (Zip code)

David Hartman, Esq.

General Motors Investment Management Corporation

767 Fifth Avenue, 15th Floor

                         New York, NY 10153

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 418-6307

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

Semi-Annual Report to Members for the

Six Months Ended September 30, 2012 (Unaudited)

    GMAM Absolute Return Strategy Fund I

    (A Series of GMAM Absolute Return Strategies Fund, LLC)

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 96.34%

Credit - 26.69%
Avenue Europe International, Ltd., Class L5, Series 0210L	Aug-05	$4,277,295	435	0.07%	$2,973,052	(2)	(2)
Avenue Europe Opportunities Master Fund, L.P.	May-10	12,700,720	*	0.36%	14,642,558	N/A	Semi-Annually
Avenue Europe Opportunities Master Fund, L.P., Class S **	May-10	4,448,816	*	0.07%	3,039,820	(2)	(2)
Bayview Opportunity Offshore IIa, L.P.	Jan-10	96,636,944	*	2.87%	117,371,719	Dec-14	Quarterly
Bayview Opportunity Offshore, L.P.	Mar-08	18,616,211	*	0.71%	28,892,809	N/A	Quarterly
Cerberus International II, Ltd., Class A Series 57-1	Jul-10	44,462,492	42,352	1.29%	52,796,506	N/A	Semi-Annually
Cerberus International Ltd. - Class A	Dec-01	39,196,541	101	1.83%	74,553,755	(2)	(2)
Cerberus International SPV, Ltd. - Class I	Jun-10	18,784,331	25,967	0.84%	34,257,502	(2)	(2)
Gracie International Credit Opportunities Fund, Ltd., Class D Series 1	Jan-06	66,208,887	47,496	2.38%	97,335,772	N/A	Monthly
Greywolf Capital Overseas Fund, Class A - Series OVR_OV038	Dec-04	21,902,585	17,490	1.10%	45,019,841	N/A	Quarterly
Greywolf Capital Overseas Fund, Class S **	Dec-05	7,539,600	7,460	0.14%	5,742,026	(2)	(2)
King Street Capital, L.P.	Jun-02	62,717,584	*	2.97%	121,431,100	N/A	Quarterly
King Street Capital, L.P., Special Investment **	Jan-06	10,410,339	*	0.33%	13,271,201	(2)	(2)
MKP Credit Offshore, Ltd., Non Voting III - Series A	Sep-09	108,295,371	102,502	3.21%	130,941,247	N/A	Quarterly
Regiment Capital Ltd., Class M, Series 1	Feb-06	53,174,792	479,880	1.80%	73,317,316	N/A	Annually
Silver Point Capital Offshore Fund, Ltd., Class D **	Dec-07	3,375,357	418	0.10%	3,953,383	(2)	(2)
Silver Point Capital Offshore Fund, Ltd., Class H Series 242	Nov-07	65,377,058	6,406	2.36%	96,302,645	N/A	Annually
Stone Lion Fund Ltd., Class K Series 1	Jan-11	116,319,749	116,320	3.13%	127,766,775	Dec-12	Quarterly
Stone Lion Fund Ltd., Class K Series 2	Apr-11	5,000,000	5,000	0.13%	5,170,250	Dec-12	Quarterly
STYX International Fund, Ltd. - Class A, Series 1	Apr-02	30,960,731	10,883	1.00%	40,926,767	(2)	(2)

					1,089,706,044

Event Driven - 9.17%
Canyon Value Realization Fund (Cayman), Ltd., Class A DI-R Series Initial 170 **	Nov-08	939,750	940	0.04%	1,620,436	(2)	(2)
Castlerigg Offshore III Ltd. Non Voting	Jan-09	222,731	30	0.01%	216,227	(2)	(2)
Empyrean Capital Overseas Fund, Ltd., Class A Series 1	Aug-04	11,087,684	10,845	0.48%	19,454,047	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A Series 5	Sep-10	11,000,000	11,000	0.27%	11,231,880	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A Series 6 10	Nov-10	8,000,000	8,000	0.20%	7,964,560	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 3	Jul-07	27,059,719	31,737	1.02%	41,620,838	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 4	Jul-07	7,949,900	9,324	0.30%	12,227,824	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 5	Jul-07	22,947,630	26,914	0.86%	35,295,991	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class J Series Benchmark	Nov-10	31,000,000	28,895	0.76%	30,982,149	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Special Investment **	Nov-06	9,758,129	9,905	0.14%	5,880,216	(2)	(2)
OZ Asia Overseas Fund, Ltd., Class C Prime **	May-06	12,270,252	12,304	0.29%	11,951,666	(2)	(2)
Senator Global Opportunity Offshore Fund Ltd., Class H1 Series 27	Jul-12	113,996,270	120,824	3.25%	132,575,371	N/A	Quarterly
Senator Sidecar Offshore Fund LP	Oct-10	19,134,025	*	0.51%	20,909,822	(2)	(2)
Senrigan Fund Limited, Series B Unrestricted - October 2011	Oct-11	50,000,000	50,000	1.04%	42,541,312	N/A	Quarterly

					374,472,339

Long/Short Equity - 28.88%
Aleutian Fund, Ltd., Class A Unrestricted Series 2	Jan-11	149,084,341	149,084	3.46%	141,286,648	N/A	Monthly
Artis Partners 2X Ltd., Class K Series 1-1	Nov-11	6,484,018	64,840	0.10%	3,874,750	(2)	(2)
Artis Partners Ltd., Class K Series 1-1	Nov-11	948,836	5,549	0.01%	332,983	(2)	(2)
Artis Partners Ltd., Class K Series 2-1	Nov-11	551,797	5,518	0.01%	326,593	(2)	(2)
Artis Partners Ltd., Class K Series 2-11	Jan-12	1,271,538	12,715	0.03%	1,143,248	(2)	(2)
Artis Partners Ltd., Class K Series 2-29	Mar-12	205,023	2,050	0.01%	216,659	(2)	(2)
Artis Partners Ltd., Class K Series 2-37	Jun-12	207,594	710	0.00%	72,489	(2)	(2)
Artis Partners Ltd., Class K Series 2-40	Jul-12	563,332	1,903	0.01%	196,954	(2)	(2)
Artis Partners Ltd., Class K Series 2-46	Aug-12	203,689	586	0.00%	71,304	(2)	(2)
Artis Partners Ltd., Class K Series 2-49	Sep-12	38,207	110	0.00%	13,392	(2)	(2)
Black Bear Offshore Liquidating Fund SPC September 30, 2009	Oct-09	650,002	650	0.05%	2,064,442	(2)	(2)
FrontPoint Offshore Healthcare Flagship Enhanced Fund, L.P.	Apr-09	115,474	*	0.00%	138,462	(2)	(2)
FrontPoint Offshore Healthcare Flagship Fund, L.P.	May-05	166,092	*	0.00%	171,577	(2)	(2)
HealthCor Offshore, Ltd., Class A Series 1	Jul-07	58,967,100	40,333	1.86%	76,075,161	N/A	Monthly
HealthCor Offshore, Ltd., Class A Series 10 (10)	Oct-10	25,000,000	25,000	0.62%	25,273,475	Dec-12	Monthly
HealthCor Offshore, Ltd., Class A Series 3 (10)	Mar-10	15,000,000	15,000	0.38%	15,385,847	N/A	Monthly
Lansdowne Developed Markets Fund Limited, USD Shares	Feb-07	68,054,734	246,808	2.26%	92,287,589	N/A	Monthly
Meditor European Hedge Fund (B) Limited - Unrestricted	Dec-09	85,622,318	154,679	2.17%	88,402,260	N/A	Monthly
Pennant Windward Fund, Ltd., Class A Series 1	Jul-09	107,012,437	53,202	3.31%	135,043,516	N/A	Quarterly
Pennant Windward Fund, Ltd., Class A Series 2	Jan-12	16,000,000	16,000	0.44%	17,801,520	Mar-13	Quarterly
Pennant Windward Fund, Ltd., Class A Series 4	Apr-12	10,000,000	10,000	0.25%	10,394,370	Jun-13	Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51	Oct-07	85,285,626	61,636	2.63%	107,509,067	N/A	Semi-Annually
Scout Capital Fund, Ltd., Class A-Series 1	Dec-01	46,394,230	303,972	2.46%	100,613,399	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class J Series 52	Dec-07	123,401,211	106,902	2.94%	120,134,665	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class S **	Dec-08	6,065,852	5,710	0.22%	8,980,206	(2)	(2)
Viking Global Equities III Ltd., Class H Series 1E	Feb-09	147,315,086	94,013	4.79%	195,589,932	N/A	Monthly
Zaxis Offshore Limited, Class C Series 1 - Non Restricted	Nov-01	17,000,807	9,969	0.51%	20,943,107	N/A	Monthly

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED) (continued)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 96.34% (continued)

Zaxis Offshore Limited, Class C Series 91 - Non Restricted	Oct-11	$15,000,000	15,000	0.36%	$14,499,896	N/A	Monthly

					1,178,843,511

Multi-Strategy - 7.62%
Hutchin Hill Capital Offshore Fund, Ltd., Class C - Series 0411 - Non Restricted	Apr-11	42,679,344	42,679	1.03%	41,924,074	Sep-13	Quarterly
Hutchin Hill Capital Offshore Fund, Ltd., Class C - Series INIT - Non Restricted	Mar-11	100,000,000	100,000	2.39%	97,561,230	Sep-13	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 1	Oct-01	45,181,688	44,389	2.23%	90,998,467	N/A	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 2	Sep-12	20,000,000	20,000	0.49%	20,063,400	N/A	Quarterly
Shepherd Investments International, Ltd., Class AA Series BF	Jan-02	8,948,959	12,633	0.35%	14,064,389	(2)	(2)
Shepherd Investments International, Ltd., Class B Holdback	Jul-12	12,812,504	*	0.31%	12,815,454	(2)	(2)
Shepherd Investments International, Ltd., Class B Special Investment Holdback	Jul-12	4,252,445	*	0.10%	4,253,550	(2)	(2)
Shepherd Investments International, Ltd., Class MQ Holdback	Jul-12	8,003,957	*	0.20%	8,005,800	(2)	(2)
Shepherd Investments International, Ltd., Class MQ Series M4F	Mar-10	4,586,275	4,542	0.13%	5,462,930	(2)	(2)
Shepherd Investments International, Ltd., Class S **	Feb-06	20,515,172	513,507	0.32%	13,003,117	(2)	(2)
Shepherd Select Asset Ltd., Class A	Jul-12	2,858,819	2,545	0.07%	2,779,834	(2)	(2)

					310,932,245

Relative Value - 9.36%
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL	Nov-10	25,000,000	250	0.75%	30,503,402	N/A	Quarterly
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL 1	Nov-06	6,044,883	43	0.13%	5,228,625	N/A	Quarterly
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL 11	May-11	6,606,387	64	0.19%	7,786,602	N/A	Quarterly
Aristeia International Limited, Class A Voting USD Series 09/12	Sep-12	10,000,000	8,947	0.25%	10,033,276	N/A	Quarterly
Aristeia International Limited, Class A Voting USD, Series AV Benchmark	Mar-03	36,808,949	60,965	1.67%	68,374,675	N/A	Quarterly
Renaissance Institutional Diversified Alpha Fund LLC (Series A)	Apr-12	76,431,143	*	1.85%	75,550,542	N/A	Quarterly
Two Sigma Eclipse Cayman Fund, Ltd., Class A1 Series Benchmark	Feb-10	8,762,700	3,742	0.30%	12,238,615	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1 Series Benchmark	Nov-09	130,799,069	82,589	4.22%	172,449,649	N/A	Quarterly

					382,165,386

Trading - 14.62%
Brevan Howard Fund Limited - Class B US	Aug-09	143,548,300	757,883	4.12%	168,067,058	N/A	Monthly
Bridgewater Pure Alpha Fund II, Ltd., Series: 1000-321	Mar-12	120,387,380	120,387	3.00%	122,373,330	N/A	Monthly
Comac Global Macro Fund Limited - Dollar Share Non-Voting	Dec-09	103,623,397	1,011,999	2.45%	100,275,309	N/A	Monthly
Edgestream Nias Fund, Ltd., Class A Series 1 (January 2011)	Feb-09	61,817,448	65,113	1.51%	61,767,852	N/A	Quarterly
Kepos Alpha Fund Ltd., Class F-R Series 18	Jan-12	65,000,000	63,905	1.79%	73,073,932	N/A	Quarterly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series 2	Jan-10	50,000,000	50,572	1.75%	71,441,481	N/A	Monthly

					596,998,962

Total Investments in Investment Funds # ^ - 96.34%		3,217,049,656			3,933,118,487

Investment in Time Deposit - 4.78%

JPMorgan Chase Nassau Time Deposit		195,304,866			195,304,866

Total Investments - 101.12%		$3,412,354,522			4,128,423,353

OTHER LIABILITIES IN EXCESS OF ASSETS - (1.12)%					(45,837,181)

MEMBERS’ CAPITAL - 100.00%					$4,082,586,172

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED) (continued)

Investment Strategy as a percentage of Members’ Capital
Strategy Allocation	Percentage of Members’ Capital

Credit	26.69%
Event Driven	9.17%
Long/Short Equity	28.88%
Multi-Strategy	7.62%
Relative Value	9.36%
Trading	14.62%

Total Investments in Investment Funds	96.34%

#	Non-income producing securities.
^	Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2012 was $3,217,049,656 and $3,933,118,487, respectively.
*	Security is a partnership that does not issue shares.
**	Denotes investments in side pockets, which may include multiple investments aggregated under the same Investment Fund.
***	See Note 9 to the Notes to Financial Statements.
(1)	Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after September 30, 2012 that redemption from a tranche is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.
(2)	These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of September 30, 2012 was $297,284,006, which includes $67,442,071 of side pocket investments.

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

SEPTEMBER 30, 2012 (UNAUDITED)

ASSETS
Investments in Investment Funds, at fair value (cost $3,217,049,656)	$3,933,118,487
Investment in time deposit (cost $195,304,866)	195,304,866
Receivable from redemptions of investments in Investment Funds	337,871,783
Prepaid insurance	104,305
Interest receivable	442

Total assets	4,466,399,883

LIABILITIES
Payable for repurchase of Members’ capital (Note 14)	375,000,000
Management fee payable	8,290,506
Accounting and administration fees payable	285,515
Board of Managers’ fees payable	47,500
Other accrued expenses payable	190,190

Total liabilities	383,813,711

MEMBERS’ CAPITAL	$4,082,586,172

MEMBERS’ CAPITAL:
Represented by:
Capital	$2,742,923,766
Accumulated net unrealized appreciation on investments	716,068,831
Accumulated net realized gain from investments	944,445,778
Accumulated net investment loss	(320,852,203)

MEMBERS’ CAPITAL	$4,082,586,172

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

INVESTMENT INCOME
Interest	$22,301

Total investment income	22,301

EXPENSES
Management fee	20,196,172
Accounting and administration fees	442,059
Professional fees	224,251
Board of Managers’ fees	57,500
Other expenses	433,521

Total expenses	21,353,503

NET INVESTMENT LOSS	(21,331,202)

NET REALIZED GAIN (LOSS) AND NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS IN INVESTMENT FUNDS

Net realized gain (loss) from investments in Investment Funds	455,944,001
Net change in unrealized appreciation (depreciation) on investments in Investment Funds	(357,419,454)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS	98,524,547

NET INCREASE IN MEMBERS’ CAPITAL DERIVED FROM OPERATIONS	$77,193,345

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012
	(Unaudited)

MEMBERS’ CAPITAL, BEGINNING OF PERIOD	$6,358,168,317	$6,576,956,461

Capital contributions	–	525,000,000

Capital withdrawals	(2,352,775,490)	(760,000,000)

Net investment loss	(21,331,202)	(49,752,490)

Net realized gain (loss) from investments in Investment Funds	455,944,001	265,900,861

Net change in unrealized appreciation (depreciation) on investments in Investment Funds	(357,419,454)	(199,936,515)

MEMBERS’ CAPITAL, END OF PERIOD	$4,082,586,172	$6,358,168,317

ACCUMULATED NET INVESTMENT LOSS	$(320,852,203)	$(299,521,001)

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members’ capital resulting from operations	$77,193,345
Adjustments to reconcile net increase in Members’ capital resulting from operations to net cash provided by operating activities:
Net realized (gain) loss from investments in Investment Funds	(455,944,001)
Net change in unrealized (appreciation) depreciation on investments in Investment Funds	357,419,454
Purchases of investments in Investment Funds	(180,214,412)
Proceeds from redemption of investments in Investment Funds	2,221,555,142
Net decrease of investment in time deposit	51,328,188
Increase in receivable from redemptions of investments in Investment Funds	(89,885,759)
Increase in prepaid insurance	(78,341)
Increase in interest receivable	(442)
Decrease in management fee payable	(3,539,918)
Increase in accounting and administration fees payable	53,486
Decrease in Board of Managers’ fees payable	(27,500)
Decrease in other accrued expenses payable	(83,752)

Net cash provided by operating activities	1,977,775,490

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions	–
Capital withdrawals	(1,977,775,490)

Net cash used in financing activities	(1,977,775,490)

NET CHANGE IN CASH	–

CASH AT BEGINNING OF PERIOD	–

CASH AT END OF PERIOD	$–

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

1.	ORGANIZATION

GMAM Absolute Return Strategies Fund, LLC (the “Company”) was organized as a Delaware limited liability company on June 13, 2001. In November 2002, the Company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (individually a “Fund” and/or collectively the “Funds”). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund (“Members”). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company (“Fund I”), which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the “Advisor”). The Advisor is an indirect subsidiary of General Motors Company (“GM”), a company that effective July 10, 2009 acquired certain operations from General Motors Corporation (“Old GM”) following Old GM’s bankruptcy. Prior to July 10, 2009, the Advisor was an indirect subsidiary of Old GM. The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) with the Company.

Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the “Portfolio Managers”) or the investment funds that they manage (“Investment Funds”). Fund I primarily invests in Investment Funds and currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities (“Managers”) that serve as the Board of Managers of the Company (“Board of Managers”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Use of Estimates - Fund I’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, if any, and the reported amounts of increases and decreases in Members’ capital from operations during the reported period. Actual results could differ from those estimates.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds - Pursuant to the provisions of Accounting Standards Codification Topic 820 (“ASC 820”), Fair Value Measurement Disclosures, for investments in investment companies, Fund I values its investments in Investment Funds at fair value based on the net asset values (“NAV”) per share or its equivalent of the respective Investment Funds, which is provided by the Portfolio Managers or the Investment Funds. The Advisor generally conducts annual reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor’s own valuation policies and procedures.

Where estimates are used in determining the NAV, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds’ management and cannot be corroborated by either the Advisor or the Board of Managers with available market prices. In accordance with these procedures, fair value as of each month-end ordinarily is the NAV determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of Fund I’s valuation. As a general matter, the fair value of Fund I’s interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of September 30, 2012, there were no investments that were fair valued by the Board of Managers. If certain investments are considered probable of being sold at the measurement date, Fund I will value its interests in the particular Investment Funds at the expected sales price, which may differ from its NAV.

In accordance with ASC 820, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I’s investments. The inputs are summarized in the three broad levels listed below:

—	Level 1 - quoted prices in active markets for identical securities
—	Level 2 - other significant observable inputs
—	Level 3 - significant unobservable inputs (including Fund I’s assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Classification of an investment that is measured at NAV per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update (“ASU”) No. 2009-12, Fair Value Measurements and Disclosures - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I’s investments:

1.

Investments which allow for a full redemption on at least a quarterly basis and which, where applicable, may be subject to redemption fees of no greater than 0.10% of Fund I’s NAV, and/or represent less than 50% of any underlying fund-level gate threshold, are generally classified as Level 2 in the fair value hierarchy. All other investments in alternative Investment Funds are classified as Level 3 in the fair value hierarchy.

2.

Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the Investment Fund manager’s operations and processes, and an analysis of Investment Fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the Portfolio Manager).

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

The following table summarizes the fair value hierarchy of Fund I’s investments carried at fair value as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total Fair Value as of September 30, 2012
Investments in Investment Funds
Credit	$—	$130,941,247	$958,764,797	$1,089,706,044
Event Driven	—	38,650,487	335,821,852	374,472,339
Long/Short Equity	—	451,789,767	727,053,744	1,178,843,511
Multi-Strategy	—	111,061,867	199,870,378	310,932,245
Relative Value	—	131,307,786	250,857,600	382,165,386
Trading	—	428,931,904	168,067,058	596,998,962

Total Investments in Investment Funds	—	1,292,683,058	2,640,435,429	3,933,118,487

Investment in Time Deposit	—	195,304,866	—	195,304,866

Total Investments	$—	$1,487,987,924	$2,640,435,429	$4,128,423,353

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2012	Transfers in	Transfers out	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Purchases	Redemptions	Balance as of September 30, 2012

Credit	$1,421,926,603	$–	$–	$156,262,330	$(117,226,405)	$10,000,000	$(512,197,731)	$958,764,797
Event Driven	401,187,218	–	–	1,914,545	(6,706,197)	–	(60,573,714)	335,821,852
Long/Short Equity	1,111,914,520	–	–	47,596,740	(33,705,802)	10,000,000	(408,751,714)	727,053,744
Multi-Strategy	307,981,465	–	–	38,932,878	(35,487,616)	28,783,270	(140,339,619)	199,870,378
Relative Value	426,910,621	–	–	63,261,084	(51,455,994)	10,000,000	(197,858,111)	250,857,600
Trading	225,580,594	–	–	6,785,618	(6,799,154)	–	(57,500,000)	168,067,058

Total	$3,895,501,021	$–	$–	$314,753,195	$(251,381,168)	$58,783,270	$(1,377,220,889)	$2,640,435,429

Net change in unrealized appreciation (depreciation) on Level 3 assets held as of September 30, 2012 is $67,008,671 and is reflected in net change in unrealized appreciation (depreciation) on investments in Investment Funds on the Statement of Operations.

Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between levels during the six month period presented. Typical reasons for changes in leveling include an underlying Investment Fund instituting or removing a gate and/or changes in the proportion of Fund I’s investment relative to the underlying Investment Fund’s total assets under management, which may affect liquidity and result in a change in the respective fair value hierarchy level. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I’s leveling criteria.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of September 30, 2012, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. Unless otherwise noted below, Fund I had no unfunded capital commitments, as of September 30, 2012.

Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I has an unfunded capital commitment of $14 million as of September 30, 2012.

Portfolio Managers using event-driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 60 to 65 days.

Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, exchange traded funds (“ETFs”), and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 64 to 90 days.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 10 to 60 days.

Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a “top-down” global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 7 to 92 days.

Investment Valuation - Investment in Time Deposit - Fund I values its investments in short-term securities (time deposit) at cost, which approximates fair value and records the accrued interest separately as a receivable.

Investment Transactions and Related Investment Income - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment Funds, the cost of such investments is determined on the average cost basis.

Net Asset Valuation - Fund I’s NAV as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations of investments in Investment Funds are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

Fund Expenses - Fund I bears all of its expenses other than those specifically required to be borne by the Advisor or other party pursuant to the Investment Advisory Agreement or other agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

U.S. GAAP sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed Fund I’s tax positions and has concluded that no provision for income tax is required in Fund I’s financial statements. Fund I is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will materially change in the next twelve months. Fund I’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service. Fund I recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2012, Fund I did not incur any interest or penalties.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation process in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. ASU 2011-04 was implemented during the current fiscal year (which is the fiscal year ending March 31, 2013), and did not have a material impact on the Fund’s financial statements.

During the year ended March 31, 2012, Fund I implemented the provisions that became effective during the year as set forth by Accounting Standards update No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosure about Fair Value Measurements, which required the gross presentation of purchases and sales of Level 3 investments as shown in Note 2.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

4.	ALLOCATION OF PROFITS AND EXPENDITURES

As of the last day of each fiscal period, the net profit or net loss (as defined in the Company’s Amended and Restated Limited Liability Company Agreement, as amended (the “Agreement”)) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period.

Except as otherwise provided for in the Agreement, any expenditures payable by Fund I, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by Fund I.

5.	RELATED PARTY TRANSACTIONS

The Advisor serves as a fiduciary to General Motors Hourly-Rate Employes Pension Trust (“Hourly Trust”), which owns approximately 86% of Fund I as of September 30, 2012. Hourly Trust is a trust representing defined benefit employee benefit plans of General Motors hourly employees. The Advisor also serves as a fiduciary to two other Members, one of whom is an affiliated client. The General Motors Salaried Employes Pension Trust, for which the Advisor had previously served as a fiduciary, tendered its entire Interest in Fund I in connection with the previous June 30, 2012 tender offer and is no longer a Member in Fund I.

Management Fee – The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual contractual rate of 0.75% of Fund I’s net assets (the “Management Fee”). Effective December 1, 2010, the Management Fee payable by Fund I to the Advisor was contractually reduced from 1.00% to the current rate of 0.75% of net assets of Fund I per annum. This contractual reduction replaced the prior voluntary waiver of a portion of the Management Fee equal to 0.25% of net assets of Fund I per annum that was in effect as of January 1, 2010. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

Board of Managers’ Fees - Each member of the Board of Managers who is not an “interested person” of the Company, as defined in the 1940 Act (the “Independent Managers”), receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person and $2,500 for each board meeting attended telephonically. Currently, one Manager is an “interested person” of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

6.	ADMINISTRATIVE SERVICES

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the administrative, accounting and investor servicing agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. BNY Mellon receives a monthly fee based upon Fund I’s net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

7.	INVESTMENTS IN INVESTMENT FUNDS

The Investment Funds pay asset-based management fees to their Portfolio Managers generally ranging from 1.00% to 2.50% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers typically receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds’ net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fee on the Statement of Operations.

Total purchases and redemptions of investments in Investment Funds by Fund I for the six months ended September 30, 2012 amounted to $180,214,412 and $2,221,555,142, respectively.

8.	TAX

The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2012. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2011.

	Tax Basis	Book Basis
Cost basis	$3,358,578,482	$3,217,049,656
Accumulated gross unrealized appreciation	692,204,378	763,975,890
Accumulated gross unrealized depreciation	(117,664,375)	(47,907,059)
Accumulated net unrealized appreciation on investments	574,540,003	716,068,831

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (continued)

9.	CREDIT, LIQUIDITY AND MARKET RISK

Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I’s total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund’s governing agreements. Additionally, liquidity in Investment Funds may be limited due to a “gate” that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds’ net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor’s investment.

Some of the Investment Funds may acquire assets or securities which lack readily available market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called “side pockets”, sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly.

As of September 30, 2012, approximately 18% of Fund I’s investments in Investment Funds are not yet redeemable, and an additional 66% are redeemable with various restrictions, including potential gates or redemption fees. Side pocket investments represent 1.7% of Fund I’s total investments in Investment Funds.

Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. For the six months ended September 30, 2012, Fund I has not experienced any losses in such accounts.

10.	REPURCHASE OF COMPANY INTERESTS

No Member will have the right to require Fund I or the Company to redeem such Member’s interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (concluded)

10.	REPURCHASE OF COMPANY INTERESTS (continued)

repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement, Fund I’s offering memorandum and Board-adopted policies and procedures. Fund I previously concluded seven offers to purchase interests from Members with the most recent offer concluded in October 2012.

11.	UNDERLYING FUNDS

As of September 30, 2012, Fund I does not have any investments in Investment Funds exceeding 5% of Fund I’s Members’ capital. Fund I is not able to obtain information about the specific investments held by some of the Investment Funds due to a lack of available data.

12.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I’s risk of loss in these Investment Funds is limited to the value of Fund I’s investment in the respective Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

13.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, Fund I enters into contracts that provide general indemnifications. Fund I’s maximum exposure under these agreements is dependent on future claims that may be made against Fund I, and therefore cannot be established; however, based on the Fund I’s experience, the risk of loss from such claims is considered remote.

14.	SUBSEQUENT EVENTS

On August 1, 2012, Fund I commenced a tender offer (the “Offer”) to repurchase up to $540 million of its interests from Members. As of the expiration date of the Offer, Fund I received, and accepted, a partial tender from one Member. Payment was made to this Member in October 2012 from cash raised from investment redemptions and held in Fund I as of the payment date.

Management has evaluated the impact of all subsequent events on Fund I through the date the financial statements were issued, and has determined there were no additional subsequent events, other than stated above, requiring recognition or disclosure in the financial statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

FINANCIAL HIGHLIGHTS

    The following represents the ratios to average Members’ capital and other supplemental information for the following periods:

	For the Six Months Ended September 30, 2012
				Years Ended March 31,

	(Unaudited)		2012	2011	2010	2009	2008

Total return before management fee waived by Advisor (1)	2.06%		0.36%	6.85%	19.62%	(13.04)%	(0.13)%

Total return after management fee waived by Advisor (1)(2)	2.06%		0.36%	7.01%	19.69%	(13.04)%	(0.13)%

Members’ capital, end of period (000)	$4,082,586		$6,358,168	$6,576,956	$5,054,381	$3,797,459	$4,181,884

Portfolio turnover (3)	4%		9%	32%	19%	15%	8%

Ratios to average Members’ capital: (4)

Expenses before management fee waived by Advisor (5)	0.77%	*	0.78%	0.96%	1.08%	1.07%	1.08%

Expenses after management fee waived by Advisor (2)(5)	0.77%	*	0.78%	0.80%	1.01%	1.07%	1.08%

Net investment loss (6)	(0.77)%	*	(0.78)%	(0.80)%	(1.00)%	(1.03)%	(1.01)%

(1)

Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Returns are geometrically linked based on capital cash flow dates during the reporting period. Individual Member’s results may vary from these results based on the timing of capital transactions. Total return is not annualized for periods less than one year.

(2)

The Advisor’s management fee waiver was in effect January 1, 2010 through December 1, 2010. As such, the waiver was not in effect for the years ended March 31, 2008-2009, or subsequent to December 1, 2010. See Note 5 to the Notes To Financial Statements for additional information on the management fee payable to the Advisor.

(3)

Portfolio Turnover is calculated based on the requirements stated in form N-2 by taking the lesser of purchases and sales (redemptions) divided by the average market value of investments during the period. The resulting ratio would generally tend to be lower than the actual turnover when there is a significant difference between purchases and sales (redemptions).

(4)	Average Members’ capital is measured using the weighted average Members’ capital at each cash flow date.

(5)	Ratios do not reflect the Members’ proportionate share of the expenses in the Investment Funds.

(6)	Ratios do not reflect the Members’ proportionate share of the income and expenses of the Investment Funds.

*	Annualized.

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of Fund I’s Proxy Voting Policies and Procedures and Fund I’s portfolio securities voting record for the period July 1, 2011 through June 30, 2012 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings and Forms - Search for Company Filings” and then “Company or fund name” and may also be obtained at no additional charge by calling collect 302-791-2595.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may be obtained at no additional charge by calling collect 302-791-2595.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*	/s/ Walter G. Borst
Walter G. Borst, President and Chief Executive Officer
(principal executive officer)

Date	11/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter G. Borst
Walter G. Borst, President and Chief Executive Officer
(principal executive officer)

Date	11/27/12

By (Signature and Title)*	/s/ Richard T. Mangino
Richard T. Mangino, Treasurer
(principal financial officer)

Date	11/27/12

* Print the name and title of each signing officer under his or her signature.